Quarterly Holdings Report
for
Fidelity® Global Equity Income Fund
July 31, 2022
GED-NPRT3-0922
1.938167.110
Common Stocks - 93.5%
	Shares	Value ($)
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	11,993	1,044,111
Bailiwick of Jersey - 0.2%
Clarivate Analytics PLC (a)	7,527	109,066
Experian PLC	8,528	298,585
TOTAL BAILIWICK OF JERSEY		407,651
Belgium - 0.5%
KBC Group NV	12,300	644,237
UCB SA	5,231	407,926
TOTAL BELGIUM		1,052,163
Brazil - 0.6%
Equatorial Energia SA	279,908	1,342,169
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,770	2,000,150
Canadian Natural Resources Ltd.	24,427	1,348,821
Constellation Software, Inc.	462	785,914
Imperial Oil Ltd.	24,991	1,197,687
Nutrien Ltd.	5,429	464,743
Open Text Corp.	34,349	1,405,022
Shaw Communications, Inc. Class B	36,241	980,351
Suncor Energy, Inc.	39,172	1,329,441
TOTAL CANADA		9,512,129
Cayman Islands - 1.0%
HKBN Ltd.	1,666,630	1,851,363
SITC International Holdings Co. Ltd.	81,088	275,290
TOTAL CAYMAN ISLANDS		2,126,653
China - 0.7%
Kweichow Moutai Co. Ltd. (A Shares)	3,933	1,106,978
TravelSky Technology Ltd. (H Shares)	250,253	415,075
TOTAL CHINA		1,522,053
Denmark - 0.2%
DSV A/S	2,100	353,852
Finland - 1.2%
Elisa Corp. (A Shares)	36,957	2,041,194
Neste OYJ	10,506	537,742
TOTAL FINLAND		2,578,936
France - 4.5%
Capgemini SA	12,283	2,326,854
Edenred SA	29,220	1,496,201
LVMH Moet Hennessy Louis Vuitton SE	3,394	2,356,640
Sanofi SA	20,333	2,020,562
Teleperformance	1,780	593,621
Vicat SA	11,687	303,993
VINCI SA	8,428	807,898
TOTAL FRANCE		9,905,769
Germany - 1.1%
Deutsche Telekom AG	49,265	935,985
Rheinmetall AG	3,345	611,445
Siemens AG	8,000	892,353
TOTAL GERMANY		2,439,783
Hong Kong - 0.7%
AIA Group Ltd.	145,768	1,464,480
India - 1.0%
HDFC Bank Ltd. sponsored ADR	7,939	498,569
Redington (India) Ltd.	170,072	268,175
Reliance Industries Ltd.	45,810	1,455,309
TOTAL INDIA		2,222,053
Indonesia - 0.3%
PT Bank Central Asia Tbk	1,293,848	643,379
Ireland - 2.9%
Accenture PLC Class A	9,287	2,844,237
Johnson Controls International PLC	12,742	686,921
Linde PLC	9,139	2,759,978
TOTAL IRELAND		6,291,136
Japan - 5.5%
Capcom Co. Ltd.	14,816	411,848
Daiichikosho Co. Ltd.	32,142	911,712
FUJIFILM Holdings Corp.	8,638	493,420
Fujitsu Ltd.	3,924	526,061
Hitachi Ltd.	18,348	928,924
Hoya Corp.	22,814	2,285,772
Inaba Denki Sangyo Co. Ltd.	47,106	982,172
Minebea Mitsumi, Inc.	41,366	744,097
NSD Co. Ltd.	13,358	250,924
Renesas Electronics Corp. (a)	62,082	591,322
Roland Corp.	15,689	508,449
Shin-Etsu Chemical Co. Ltd.	3,209	411,055
Sony Group Corp.	22,962	1,947,819
Toyota Motor Corp.	68,323	1,108,953
TOTAL JAPAN		12,102,528
Kenya - 0.4%
Safaricom Ltd.	3,508,929	883,872
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	61,964	2,922,099
Luxembourg - 0.5%
B&M European Value Retail SA	206,140	1,065,151
Netherlands - 1.5%
Airbus Group NV	8,873	956,702
NXP Semiconductors NV	12,985	2,387,682
TOTAL NETHERLANDS		3,344,384
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	121,246	569,334
Spain - 1.2%
Aena SME SA (a)(b)	4,385	554,658
Amadeus IT Holding SA Class A (a)	35,002	2,040,975
TOTAL SPAIN		2,595,633
Sweden - 0.3%
EQT AB	4,400	118,463
HEXPOL AB (B Shares)	64,026	664,693
TOTAL SWEDEN		783,156
Switzerland - 3.2%
Chubb Ltd.	3,699	697,779
Nestle SA (Reg. S)	16,455	2,016,187
Roche Holding AG (participation certificate)	9,914	3,291,493
Sika AG	3,666	905,823
TOTAL SWITZERLAND		6,911,282
Taiwan - 2.1%
International Games Systems Co. Ltd.	5,383	63,595
MediaTek, Inc.	40,796	936,908
Taiwan Semiconductor Manufacturing Co. Ltd.	213,722	3,653,404
TOTAL TAIWAN		4,653,907
United Kingdom - 6.1%
Anglo American PLC (United Kingdom)	27,500	993,984
AstraZeneca PLC sponsored ADR	32,786	2,171,417
BAE Systems PLC	133,678	1,256,405
Bunzl PLC	16,900	632,037
Compass Group PLC	53,551	1,255,046
Diageo PLC	31,557	1,494,914
JD Sports Fashion PLC	360,197	568,268
Reckitt Benckiser Group PLC	17,391	1,410,667
RELX PLC (London Stock Exchange)	43,805	1,297,043
RS GROUP PLC	43,805	551,061
Starling Bank Ltd. Series D (a)(c)(d)	62,800	180,335
Unilever PLC	20,841	1,015,017
WH Smith PLC (a)	33,617	590,951
TOTAL UNITED KINGDOM		13,417,145
United States of America - 51.3%
AbbVie, Inc.	15,375	2,206,466
Activision Blizzard, Inc.	9,395	751,130
Albertsons Companies, Inc.	15,139	406,482
Ameren Corp.	14,429	1,343,628
American Tower Corp.	4,823	1,306,213
Amgen, Inc.	11,123	2,752,609
Apple, Inc.	64,472	10,477,335
AT&T, Inc.	27,783	521,765
Ball Corp.	8,700	638,754
Bank of America Corp.	88,532	2,993,267
BJ's Wholesale Club Holdings, Inc. (a)	27,028	1,829,796
BlackRock, Inc. Class A	1,851	1,238,652
Bristol-Myers Squibb Co.	42,406	3,128,715
Capital One Financial Corp.	20,688	2,272,163
Cisco Systems, Inc.	36,011	1,633,819
Comcast Corp. Class A	42,655	1,600,416
Costco Wholesale Corp.	2,682	1,451,767
Crane Holdings Co.	5,693	563,208
Crown Holdings, Inc.	13,500	1,372,680
Danaher Corp.	11,804	3,440,512
Dollar Tree, Inc. (a)	6,872	1,136,354
Dominion Energy, Inc.	14,401	1,180,594
Eli Lilly & Co.	9,734	3,209,202
Exxon Mobil Corp.	32,921	3,191,033
Freeport-McMoRan, Inc.	31,672	999,252
General Electric Co.	17,856	1,319,737
H&R Block, Inc.	19,197	767,112
Hartford Financial Services Group, Inc.	10,221	658,948
Hess Corp.	11,006	1,237,845
JPMorgan Chase & Co.	24,157	2,786,752
KBR, Inc.	14,423	767,736
Keurig Dr. Pepper, Inc.	31,139	1,206,325
Lamar Advertising Co. Class A	16,363	1,653,645
Lowe's Companies, Inc.	3,481	666,716
M&T Bank Corp.	9,878	1,752,851
McDonald's Corp.	5,689	1,498,312
Merck & Co., Inc.	13,320	1,190,009
Microsoft Corp.	31,166	8,749,543
Mondelez International, Inc.	21,546	1,379,806
MSCI, Inc.	1,227	590,604
NextEra Energy, Inc.	20,981	1,772,685
Northrop Grumman Corp.	2,400	1,149,360
PG&E Corp. (a)	17,858	193,938
Philip Morris International, Inc.	7,132	692,874
Phillips 66 Co.	15,070	1,341,230
PNC Financial Services Group, Inc.	11,152	1,850,563
Procter & Gamble Co.	15,149	2,104,348
T-Mobile U.S., Inc. (a)	18,060	2,583,664
Target Corp.	10,992	1,795,873
The Coca-Cola Co.	40,254	2,583,099
The Travelers Companies, Inc.	7,185	1,140,260
TJX Companies, Inc.	20,935	1,280,385
United Parcel Service, Inc. Class B	7,622	1,485,452
UnitedHealth Group, Inc.	7,321	3,970,471
Valero Energy Corp.	11,564	1,280,944
Verizon Communications, Inc.	38,295	1,768,846
Vistra Corp.	44,950	1,161,958
Walmart, Inc.	17,272	2,280,768
Watsco, Inc.	487	133,414
WEC Energy Group, Inc.	7,150	742,242
Wells Fargo & Co.	61,740	2,708,534
TOTAL UNITED STATES OF AMERICA		111,892,661
TOTAL COMMON STOCKS (Cost $186,375,296)		204,047,469

Money Market Funds - 5.0%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (e) (Cost $10,836,137)	10,833,970	10,836,137

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $197,211,433)	214,883,606
NET OTHER ASSETS (LIABILITIES) - 1.5%	3,251,328
NET ASSETS - 100.0%	218,134,934

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $554,658 or 0.3% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $180,335 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	130,682

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	3,966,178	79,882,035	73,012,076	44,641	4	(4)	10,836,137	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	659,698	7,403,550	8,063,248	4,960	-	-	-	0.0%
Total	4,625,876	87,285,585	81,075,324	49,601	4	(4)	10,836,137

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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